Benefit Plans	6 Months Ended
Jun. 30, 2016
Compensation and Retirement Disclosure [Abstract]
BENEFIT PLANS
Benefit Plans

The Company has qualified pension plans covering certain U.S. employees that have been closed to new participants since 2003 and frozen since December 2013. Plans that cover salaried employees provide pension benefits based on the employee’s compensation during the ten years before retirement. The Company’s funding policy for salaried plans is to contribute annually based on actuarial projections and applicable regulations. Plans covering hourly employees generally provide benefits of stated amounts for each year of service. The Company’s funding policy for hourly plans is to make at least the minimum annual contributions required by applicable regulations. Employees of the Company’s operations in countries outside of the United States participate to varying degrees in local pension plans, which in the aggregate, are not significant.

The Company has non-qualified pension plans to provide supplemental retirement benefits to certain officers, which was also frozen since December 2013. Benefits are payable at retirement based upon a percentage of the participant’s compensation, as defined. In addition to providing pension benefits, the Company provides post-retirement healthcare and life insurance benefits (referred to as other benefits) for certain retired employees. Currently, there are no plan assets and the Company funds the benefits as the claims are paid.

Eligible employees may be entitled to these benefits based upon years of service with the Company, age at retirement and collective bargaining agreements. Currently, the Company has made no commitments to increase these benefits for existing retirees.

The following table sets forth the net periodic benefit cost for the Company’s defined benefit pension plans and other benefits for the three months ended June 30:

	Pension Benefits		Other Benefits
	2016	2015	2016	2015
Components of net periodic benefit cost
Service cost	$0.9	$0.9	$—	$—
Interest cost	6.2	6.0	0.1	0.2
Expected return on plan assets	(6.8)	(6.8)	—	—
Amortization of prior service benefit	—	—	—	(0.1)
Recognized net actuarial loss	1.4	1.6	—	0.1
Net periodic pension benefit cost	$1.7	$1.7	$0.1	$0.2

The following table sets forth the net periodic benefit cost for the Company’s defined benefit pension plans and other benefits for the six months ended June 30:

	Pension Benefits		Other Benefits
	2016	2015	2016	2015
Components of net periodic benefit cost
Service cost	$1.8	$1.8	$—	$—
Interest cost	12.4	11.9	0.2	0.3
Expected return on plan assets	(13.5)	(13.5)	—	—
Amortization of prior service benefit	—	—	—	(0.1)
Recognized net actuarial loss	2.8	3.3	0.1	0.2
Net periodic pension benefit cost	$3.5	$3.5	$0.3	$0.4

Contributions

There have been no changes to the expected 2016 plan year contribution amounts previously disclosed. For the six months ended June 30, 2016 and 2015, contributions of $1.7 and $12.0, respectively, were made to the qualified and non-qualified pension plans.